LOSSES PER SHARE (Schedule of computation of basic and diluted losses per share) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Numerator:
Net loss for basic and diluted loss per share	$ 14,675	$ 14,523
Denominator:
Weighted average number of ordinary shares used in computing basic net loss per share	94,598,696	92,917,554
Weighted average number of ordinary shares used in computing diluted net loss per share	94,598,696	92,917,554
Basic loss per ordinary share	$ (0.16)	$ (0.16)
Diluted loss per ordinary share	$ (0.16)	$ (0.16)